Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Carrying Values and Fair Values Of Other Financial Instruments
The carrying values and fair values of other financial instruments are as follows as of June 30, 2021 and December 31, 2020 (in millions):

	June 30, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
2017 First Lien Term Facility	$782.4	$761.9	$786.6	$730.6
2019 First Lien Term Facility	98.0	95.1	98.5	93.0
2017 Second Lien Term Facility	310.0	306.9	310.0	241.8
Revolving Facility	8.3	8.3	142.6	142.6
2021 Revolving Facility	114.7	114.7	—	—

The carrying values and fair values of other financial instruments are as follows as of December 31, 2020 and 2019 (in millions):

	2020		2019
	Carrying value	Fair value	Carrying value	Fair value
First Lien Term Facility	$786.6	$730.6	$794.6	$691.3
2019 First Lien Term Facility	98.5	93.0	99.5	87.1
2017 Second Lien Term Facility	310.0	241.8	310.0	201.5
Revolving Facility	142.6	142.6	52.0	52.0